Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Stewart Lor [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 8,003	$ 37,620
Yuxia XU [Member]
Related Party Transaction [Line Items]
Related party transactions	6,998	10,037
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Related party transactions		$ 4,287